Note 17 - Total Sales (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Revenue from External Customers by Geographic Areas [Table Text Block]
Primary geographical markets (€)	2018	2017	2016
Asia	14,119	13,461	10,427
France	11,577	10,573	9,606
United States	2,048	1,748	3,418
Others geographical areas	11,419	9,904	12,127
	39,163	35,686	35,579

Disaggregation of Revenue [Table Text Block]
Timing of revenue recognition	2018	2017	2016
Products transferred at a point in time	31,373	28,760	29,842
Products and services transferred over time	7,790	6,927	5,737
	39,163	35,686	35,579